American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
June 30, 2024

Diversified Bond - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 34.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	973,760	925,555
FNMA, VRN, 3.11%, (1-year RFUCC plus 1.61%), 4/1/47	576,921	547,718
		1,473,273
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 34.1%
FHLMC, 6.00%, 9/1/35	921,730	941,785
FHLMC, 2.00%, 6/1/36	31,411,352	27,816,432
FHLMC, 6.00%, 2/1/38	531,545	544,422
FHLMC, 3.50%, 2/1/49	32,952,069	29,789,286
FHLMC, 3.00%, 1/1/50	23,175,561	19,768,462
FHLMC, 3.50%, 5/1/50	4,802,798	4,301,203
FHLMC, 2.50%, 10/1/50	22,659,170	18,661,428
FHLMC, 2.50%, 5/1/51	8,233,272	6,793,336
FHLMC, 3.50%, 5/1/51	21,135,736	18,953,471
FHLMC, 3.00%, 7/1/51	11,956,163	10,279,253
FHLMC, 2.00%, 8/1/51	25,994,115	20,497,863
FHLMC, 2.50%, 8/1/51	24,326,072	19,955,625
FHLMC, 2.50%, 10/1/51	13,876,083	11,549,711
FHLMC, 3.00%, 12/1/51	18,211,839	15,540,845
FHLMC, 3.00%, 2/1/52	17,664,580	15,179,665
FHLMC, 3.50%, 5/1/52	14,150,690	12,654,199
FHLMC, 4.00%, 5/1/52	22,151,239	20,313,890
FHLMC, 4.00%, 5/1/52	17,010,856	15,743,795
FHLMC, 3.00%, 6/1/52	8,620,951	7,417,317
FHLMC, 4.00%, 6/1/52	67,239,490	62,224,967
FHLMC, 5.00%, 7/1/52	10,393,620	10,160,714
FHLMC, 4.50%, 8/1/52	6,886,560	6,581,852
FHLMC, 4.50%, 10/1/52	33,496,469	31,605,012
FHLMC, 4.50%, 10/1/52	32,556,960	30,748,919
FHLMC, 5.50%, 11/1/52	8,773,328	8,686,482
FHLMC, 6.00%, 11/1/52	49,576,019	49,973,907
FHLMC, 5.50%, 12/1/52	8,382,018	8,294,595
FHLMC, 6.00%, 1/1/53	29,311,056	29,472,155
FHLMC, 6.50%, 11/1/53	28,265,749	28,857,448
FHLMC, 5.50%, 4/1/54	26,238,805	25,970,140
FNMA, 6.00%, 12/1/33	396,177	402,020
FNMA, 2.00%, 5/1/36	12,431,859	11,032,236
FNMA, 2.00%, 11/1/36	48,935,483	43,285,370
FNMA, 2.50%, 12/1/36	33,932,333	30,833,167
FNMA, 2.00%, 1/1/37	22,117,121	19,564,286
FNMA, 6.00%, 9/1/37	685,459	701,216
FNMA, 6.00%, 11/1/37	600,837	614,680
FNMA, 4.50%, 4/1/39	716,111	695,889
FNMA, 4.50%, 5/1/39	2,033,435	1,976,018
FNMA, 6.50%, 5/1/39	334,317	344,510
FNMA, 4.50%, 9/1/39	659,830	641,195
FNMA, 4.50%, 10/1/39	3,398,511	3,302,523
FNMA, 4.50%, 11/1/40	455,531	442,667
FNMA, 3.50%, 12/1/40	71,679	65,930

FNMA, 4.00%, 8/1/41	3,083,346	2,910,953
FNMA, 4.50%, 9/1/41	441,132	428,482
FNMA, 3.50%, 10/1/41	3,005,825	2,764,818
FNMA, 3.50%, 12/1/41	2,317,250	2,131,288
FNMA, 4.00%, 12/1/41	1,382,110	1,304,526
FNMA, 3.50%, 2/1/42	3,414,742	3,140,796
FNMA, 3.50%, 5/1/42	626,376	575,697
FNMA, 3.50%, 6/1/42	8,902,582	8,170,398
FNMA, 3.50%, 8/1/42	5,961,550	5,435,192
FNMA, 3.50%, 9/1/42	1,054,876	961,417
FNMA, 4.00%, 11/1/45	1,174,861	1,097,871
FNMA, 4.00%, 11/1/45	1,019,243	954,660
FNMA, 4.00%, 2/1/46	1,805,216	1,690,662
FNMA, 4.00%, 4/1/46	2,847,376	2,667,572
FNMA, 3.00%, 5/1/50	2,975,849	2,616,613
FNMA, 2.50%, 6/1/50	24,313,253	20,076,943
FNMA, 2.50%, 10/1/50	36,364,750	29,829,002
FNMA, 2.50%, 12/1/50	10,797,391	8,849,851
FNMA, 2.50%, 2/1/51	51,140,019	42,352,148
FNMA, 2.00%, 3/1/51	3,441,184	2,713,460
FNMA, 3.00%, 6/1/51	1,455,111	1,268,137
FNMA, 2.50%, 12/1/51	22,665,617	18,721,387
FNMA, 2.00%, 2/1/52	6,957,840	5,534,148
FNMA, 2.50%, 2/1/52	9,955,911	8,195,162
FNMA, 3.00%, 2/1/52	37,339,562	32,027,193
FNMA, 3.00%, 2/1/52	30,864,651	26,488,612
FNMA, 3.00%, 2/1/52	17,207,452	14,757,632
FNMA, 2.00%, 3/1/52	46,260,051	36,670,166
FNMA, 2.50%, 3/1/52	28,649,206	23,757,325
FNMA, 3.00%, 4/1/52	10,558,116	9,056,053
FNMA, 3.50%, 4/1/52	8,389,501	7,432,159
FNMA, 4.00%, 4/1/52	22,245,047	20,505,831
FNMA, 4.00%, 4/1/52	10,020,155	9,274,868
FNMA, 4.00%, 4/1/52	6,950,134	6,387,585
FNMA, 3.00%, 5/1/52	16,565,438	14,380,859
FNMA, 3.50%, 5/1/52	33,385,025	29,711,248
FNMA, 3.50%, 5/1/52	27,857,169	24,684,014
FNMA, 3.50%, 5/1/52	25,652,870	23,029,227
FNMA, 4.00%, 5/1/52	33,428,717	30,605,609
FNMA, 3.00%, 6/1/52	6,919,847	6,007,266
FNMA, 3.50%, 6/1/52	28,528,529	25,623,400
FNMA, 4.50%, 7/1/52	18,581,026	17,549,844
FNMA, 5.00%, 8/1/52	54,004,180	52,343,398
FNMA, 4.50%, 9/1/52	13,069,795	12,507,886
FNMA, 5.00%, 9/1/52	15,898,077	15,541,836
FNMA, 5.00%, 10/1/52	48,709,629	47,184,046
FNMA, 5.50%, 10/1/52	25,540,472	25,256,534
FNMA, 5.00%, 1/1/53	40,945,163	39,667,517
FNMA, 5.50%, 1/1/53	47,092,316	46,635,933
FNMA, 6.50%, 1/1/53	47,642,281	48,701,394
FNMA, 5.00%, 2/1/53	11,159,461	10,810,088
FNMA, 6.00%, 9/1/53	28,617,571	28,784,569
FNMA, 6.00%, 9/1/53	27,552,774	27,755,989
GNMA, 6.00%, TBA	30,358,000	30,488,820
GNMA, 6.50%, TBA	30,091,000	30,524,459

GNMA, 7.00%, 4/20/26	185	188
GNMA, 7.50%, 8/15/26	578	579
GNMA, 8.00%, 8/15/26	141	141
GNMA, 8.00%, 6/15/27	1,284	1,285
GNMA, 6.50%, 3/15/28	1,876	1,900
GNMA, 6.50%, 5/15/28	4,317	4,384
GNMA, 7.00%, 5/15/31	5,655	5,797
GNMA, 6.00%, 7/15/33	234,892	237,044
GNMA, 4.50%, 8/15/33	461,253	446,917
GNMA, 6.00%, 9/20/38	183,936	192,502
GNMA, 6.00%, 1/20/39	68,196	70,714
GNMA, 6.00%, 2/20/39	68,025	70,535
GNMA, 4.50%, 4/15/39	384,733	370,630
GNMA, 4.50%, 6/15/39	533,039	520,145
GNMA, 5.00%, 9/15/39	16,522	16,567
GNMA, 5.00%, 10/15/39	267,446	267,857
GNMA, 4.50%, 1/15/40	482,961	470,288
GNMA, 4.00%, 11/20/40	668,750	635,631
GNMA, 4.00%, 12/15/40	247,510	231,664
GNMA, 4.50%, 12/15/40	1,071,906	1,042,635
GNMA, 4.50%, 6/15/41	205,944	199,943
GNMA, 3.50%, 6/20/42	4,977,693	4,565,892
GNMA, 3.50%, 4/20/43	1,347,038	1,236,288
GNMA, 3.00%, 5/20/50	8,488,947	7,429,119
GNMA, 3.00%, 7/20/50	22,457,527	19,575,658
GNMA, 2.00%, 10/20/50	77,578,653	62,868,619
GNMA, 2.50%, 11/20/50	29,491,727	24,512,694
GNMA, 2.50%, 2/20/51	21,586,873	18,195,099
GNMA, 3.50%, 2/20/51	2,102,408	1,903,065
GNMA, 3.50%, 6/20/51	15,151,258	13,686,090
GNMA, 3.00%, 7/20/51	21,039,798	18,373,906
GNMA, 2.50%, 9/20/51	18,866,234	15,870,879
GNMA, 2.50%, 12/20/51	34,981,117	29,425,103
GNMA, 4.00%, 9/20/52	63,758,306	58,942,677
GNMA, 4.50%, 9/20/52	61,588,912	58,661,933
GNMA, 4.50%, 10/20/52	49,785,416	47,504,052
GNMA, 5.00%, 4/20/53	28,505,860	27,779,150
GNMA, 5.50%, 4/20/53	35,611,815	35,361,527
		2,082,401,526
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $2,170,483,027)		2,083,874,799
CORPORATE BONDS — 24.4%
Aerospace and Defense — 0.6%
Boeing Co., 6.30%, 5/1/29(1)	3,730,000	3,783,590
Boeing Co., 6.53%, 5/1/34(1)	5,702,000	5,841,193
Boeing Co., 5.81%, 5/1/50	8,947,000	8,068,948
Northrop Grumman Corp., 4.90%, 6/1/34	3,861,000	3,756,333
Northrop Grumman Corp., 5.15%, 5/1/40	3,598,000	3,437,443
RTX Corp., 5.375%, 2/27/53	2,730,000	2,595,008
RTX Corp., 6.40%, 3/15/54	5,940,000	6,481,207
		33,963,722
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.25%, 5/6/29	7,780,000	7,917,080
GXO Logistics, Inc., 6.50%, 5/6/34	3,733,000	3,790,597

United Parcel Service, Inc., 5.50%, 5/22/54	3,290,000	3,264,876
		14,972,553
Automobiles — 1.0%
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	6,870,000	6,872,333
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	3,850,000	3,979,585
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	5,540,000	5,830,433
Ford Motor Credit Co. LLC, 6.05%, 3/5/31	6,050,000	6,060,195
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	6,350,000	6,285,253
General Motors Financial Co., Inc., 5.60%, 6/18/31	5,110,000	5,073,535
General Motors Financial Co., Inc., 6.10%, 1/7/34	4,510,000	4,560,825
General Motors Financial Co., Inc., 5.95%, 4/4/34	5,911,000	5,918,369
Hyundai Capital America, 6.50%, 1/16/29(1)	2,111,000	2,205,281
Hyundai Capital America, 6.20%, 9/21/30(1)	4,340,000	4,512,640
Toyota Motor Credit Corp., 5.25%, 9/11/28	3,836,000	3,881,218
Toyota Motor Credit Corp., 5.55%, 11/20/30	7,640,000	7,851,023
		63,030,690
Banks — 3.8%
Bank of America Corp., VRN, 5.29%, 4/25/34	17,845,000	17,668,278
Bank of America Corp., VRN, 5.47%, 1/23/35	13,365,000	13,356,401
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	5,660,000	5,656,666
BNP Paribas SA, VRN, 5.50%, 5/20/30(1)	9,180,000	9,146,699
BPCE SA, VRN, 7.00%, 10/19/34(1)	5,000,000	5,348,933
BPCE SA, VRN, 6.51%, 1/18/35(1)	3,605,000	3,611,357
CaixaBank SA, VRN, 5.67%, 3/15/30(1)	1,721,000	1,714,380
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	2,736,000	2,836,498
Citigroup, Inc., VRN, 3.67%, 7/24/28	9,370,000	8,934,447
Citigroup, Inc., VRN, 5.17%, 2/13/30	305,000	303,285
Citigroup, Inc., VRN, 4.41%, 3/31/31	3,100,000	2,955,624
Citigroup, Inc., VRN, 6.27%, 11/17/33	6,870,000	7,198,457
Citigroup, Inc., VRN, 5.83%, 2/13/35	12,400,000	12,276,103
Danske Bank AS, VRN, 1.55%, 9/10/27(1)	7,320,000	6,723,908
Danske Bank AS, VRN, 5.71%, 3/1/30(1)	4,065,000	4,077,950
Fifth Third Bancorp, 8.25%, 3/1/38	10,435,000	12,348,427
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	5,990,000	6,036,371
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	5,578,000	5,334,930
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	8,941,000	8,972,967
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	15,065,000	15,569,603
JPMorgan Chase & Co., VRN, 6.25%, 10/23/34	3,210,000	3,406,327
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	3,785,000	3,763,975
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	4,988,000	5,119,636
Lloyds Banking Group PLC, VRN, 5.72%, 6/5/30	9,120,000	9,197,940
M&T Bank Corp., VRN, 6.08%, 3/13/32	8,880,000	8,855,284
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	3,805,000	3,902,211
Svenska Handelsbanken AB, 5.125%, 5/28/27(1)	4,178,000	4,179,798
Synchrony Bank, 5.40%, 8/22/25	3,102,000	3,079,678
U.S. Bancorp, VRN, 6.79%, 10/26/27	8,955,000	9,222,636
Wells Fargo & Co., VRN, 6.30%, 10/23/29	14,550,000	15,101,896
Wells Fargo & Co., VRN, 4.90%, 7/25/33	2,700,000	2,597,961
Wells Fargo & Co., VRN, 5.39%, 4/24/34	6,490,000	6,418,382
Wells Fargo & Co., VRN, 5.56%, 7/25/34	7,007,000	7,004,504
Wells Fargo & Co., VRN, 5.01%, 4/4/51	2,830,000	2,579,676
		234,501,188
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	13,185,000	12,575,755

Keurig Dr Pepper, Inc., Series 10, 5.20%, 3/15/31	12,285,000	12,264,067
		24,839,822
Biotechnology — 0.4%
AbbVie, Inc., 5.35%, 3/15/44	4,839,000	4,786,821
AbbVie, Inc., 5.40%, 3/15/54	2,768,000	2,739,055
Amgen, Inc., 4.05%, 8/18/29	6,910,000	6,611,303
Amgen, Inc., 5.65%, 3/2/53	8,715,000	8,588,918
		22,726,097
Building Products — 0.0%
Carrier Global Corp., 6.20%, 3/15/54	1,730,000	1,853,900
Capital Markets — 2.5%
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34	3,580,000	3,862,856
BlackRock Funding, Inc., 5.00%, 3/14/34	3,175,000	3,151,536
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	1,772,000	1,837,294
Blackstone Private Credit Fund, 5.95%, 7/16/29(1)	1,630,000	1,597,006
Blue Owl Capital Corp., 3.40%, 7/15/26	4,032,000	3,800,191
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)	9,250,000	9,128,407
Charles Schwab Corp., VRN, 6.20%, 11/17/29	3,619,000	3,765,103
Charles Schwab Corp., VRN, 6.14%, 8/24/34	3,330,000	3,468,966
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	21,105,000	22,038,696
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	12,204,000	12,505,795
Golub Capital BDC, Inc., 7.05%, 12/5/28	5,383,000	5,499,049
Intercontinental Exchange, Inc., 3.625%, 9/1/28(1)	15,461,000	14,586,016
Jefferies Financial Group, Inc., 6.20%, 4/14/34	6,555,000	6,642,683
Morgan Stanley, VRN, 5.16%, 4/20/29	5,876,000	5,858,250
Morgan Stanley, VRN, 6.41%, 11/1/29	4,340,000	4,529,335
Morgan Stanley, VRN, 6.34%, 10/18/33	7,040,000	7,476,607
Morgan Stanley, VRN, 6.63%, 11/1/34	5,960,000	6,439,394
Morgan Stanley, VRN, 5.83%, 4/19/35	2,670,000	2,737,967
Northern Trust Corp., VRN, 3.375%, 5/8/32	6,171,000	5,831,926
Nuveen LLC, 5.85%, 4/15/34(1)	2,215,000	2,224,999
UBS Group AG, 4.125%, 9/24/25(1)	2,861,000	2,806,390
UBS Group AG, VRN, 6.44%, 8/11/28(1)	8,960,000	9,189,929
UBS Group AG, VRN, 9.02%, 11/15/33(1)	12,305,000	14,839,340
		153,817,735
Chemicals — 0.1%
Dow Chemical Co., 4.375%, 11/15/42	2,320,000	1,914,228
LYB International Finance III LLC, 5.50%, 3/1/34	5,050,000	4,998,717
		6,912,945
Commercial Services and Supplies — 0.3%
Republic Services, Inc., 2.30%, 3/1/30	6,737,000	5,829,679
Veralto Corp., 5.45%, 9/18/33(1)	9,700,000	9,686,200
Waste Connections, Inc., 3.20%, 6/1/32	6,376,000	5,543,962
		21,059,841
Construction Materials — 0.1%
CRH America Finance, Inc., 5.40%, 5/21/34	5,194,000	5,148,792
Consumer Finance — 0.5%
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	8,900,000	9,042,079
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)	4,688,000	4,663,387
Encore Capital Group, Inc., 8.50%, 5/15/30(1)	9,250,000	9,428,016
OneMain Finance Corp., 7.50%, 5/15/31	3,129,000	3,168,864
Synchrony Financial, 4.25%, 8/15/24	6,601,000	6,585,398
		32,887,744
Consumer Staples Distribution & Retail — 0.2%
Cencosud SA, 5.95%, 5/28/31(1)	3,857,000	3,876,209

Sysco Corp., 6.00%, 1/17/34	9,135,000	9,592,922
		13,469,131
Containers and Packaging — 0.1%
WRKCo, Inc., 3.00%, 9/15/24	3,525,000	3,503,485
Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	3,000,000	2,255,399
Novant Health, Inc., 3.17%, 11/1/51	5,345,000	3,579,635
Pepperdine University, 3.30%, 12/1/59	6,183,000	3,966,947
		9,801,981
Diversified REITs — 0.6%
Agree LP, 2.90%, 10/1/30	7,570,000	6,530,140
Brixmor Operating Partnership LP, 5.50%, 2/15/34	3,625,000	3,564,465
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	3,150,000	3,126,659
Host Hotels & Resorts LP, 5.70%, 7/1/34	4,526,000	4,450,786
Store Capital LLC, 2.75%, 11/18/30	9,979,000	8,275,414
Store Capital LLC, 2.70%, 12/1/31	3,993,000	3,205,960
WP Carey, Inc., 5.375%, 6/30/34	6,295,000	6,125,773
		35,279,197
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 4.50%, 5/15/35	6,957,000	6,409,424
AT&T, Inc., 4.90%, 8/15/37	5,435,000	5,104,625
AT&T, Inc., 4.85%, 3/1/39	11,940,000	10,943,010
Sprint Capital Corp., 6.875%, 11/15/28	5,004,000	5,308,353
Sprint Capital Corp., 8.75%, 3/15/32	10,210,000	12,289,749
Verizon Communications, Inc., 7.75%, 12/1/30	926,000	1,054,506
Verizon Communications, Inc., 2.55%, 3/21/31	2,330,000	1,980,182
Verizon Communications, Inc., 2.36%, 3/15/32	9,070,000	7,417,625
Verizon Communications, Inc., 4.27%, 1/15/36	1,829,000	1,657,949
Verizon Communications, Inc., 4.81%, 3/15/39	2,060,000	1,911,574
Verizon Communications, Inc., 2.99%, 10/30/56	8,461,000	5,184,393
		59,261,390
Electric Utilities — 1.9%
American Electric Power Co., Inc., 5.20%, 1/15/29	8,385,000	8,342,239
Arizona Public Service Co., 5.70%, 8/15/34	5,092,000	5,088,716
Black Hills Corp., 6.00%, 1/15/35	3,576,000	3,599,453
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	6,380,000	6,045,470
Commonwealth Edison Co., 5.30%, 2/1/53	2,516,000	2,379,068
Duke Energy Corp., 2.55%, 6/15/31	4,270,000	3,576,959
Duke Energy Corp., 5.00%, 8/15/52	4,300,000	3,739,276
Duke Energy Florida LLC, 1.75%, 6/15/30	6,596,000	5,476,286
Duke Energy Progress LLC, 2.00%, 8/15/31	8,150,000	6,661,396
Duke Energy Progress LLC, 4.15%, 12/1/44	9,788,000	7,919,657
Duke Energy Progress LLC, 5.35%, 3/15/53	2,320,000	2,178,669
Florida Power & Light Co., 2.45%, 2/3/32	7,453,000	6,211,710
Florida Power & Light Co., 4.125%, 2/1/42	3,131,000	2,641,701
Indianapolis Power & Light Co., 5.70%, 4/1/54(1)	2,695,000	2,641,713
MidAmerican Energy Co., 4.40%, 10/15/44	5,027,000	4,285,549
MidAmerican Energy Co., 3.15%, 4/15/50	3,920,000	2,620,858
MidAmerican Energy Co., 5.85%, 9/15/54	6,282,000	6,440,709
Northern States Power Co., 3.20%, 4/1/52	4,200,000	2,800,169
Northern States Power Co., 5.10%, 5/15/53	4,870,000	4,492,907
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/33	2,856,000	2,931,095
Pacific Gas & Electric Co., 6.95%, 3/15/34	2,770,000	2,985,026
Pacific Gas & Electric Co., 4.20%, 6/1/41	2,695,000	2,114,254
PECO Energy Co., 4.375%, 8/15/52	6,520,000	5,370,392

Public Service Co. of Colorado, 1.875%, 6/15/31	5,819,000	4,658,216
Union Electric Co., 5.45%, 3/15/53	4,540,000	4,373,748
Union Electric Co., 5.25%, 1/15/54	2,750,000	2,569,130
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)	2,586,000	2,593,926
		114,738,292
Entertainment — 0.2%
Take-Two Interactive Software, Inc., 5.60%, 6/12/34	5,849,000	5,836,917
Warnermedia Holdings, Inc., 3.64%, 3/15/25	2,166,000	2,132,824
Warnermedia Holdings, Inc., 3.79%, 3/15/25	1,724,000	1,699,177
Warnermedia Holdings, Inc., 4.28%, 3/15/32	5,455,000	4,763,014
		14,431,932
Financial Services — 0.2%
Antares Holdings LP, 2.75%, 1/15/27(1)	4,144,000	3,766,057
Corebridge Financial, Inc., 5.75%, 1/15/34	3,075,000	3,097,279
GE Capital Funding LLC, 4.55%, 5/15/32	6,600,000	6,312,533
		13,175,869
Food Products — 0.2%
JDE Peet's NV, 2.25%, 9/24/31(1)	7,952,000	6,431,805
Kraft Heinz Foods Co., 5.00%, 6/4/42	5,120,000	4,633,818
Mars, Inc., 3.875%, 4/1/39(1)	2,074,000	1,764,142
		12,829,765
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)	4,732,000	3,431,828
Ground Transportation — 0.5%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	6,801,000	6,818,968
Ashtead Capital, Inc., 5.80%, 4/15/34(1)	2,267,000	2,250,996
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	5,373,000	4,452,606
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	3,270,000	2,276,775
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	3,036,000	2,910,762
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	1,610,000	1,614,113
Union Pacific Corp., 3.55%, 8/15/39	9,116,000	7,436,916
United Rentals North America, Inc., 6.00%, 12/15/29(1)	3,000,000	3,015,927
		30,777,063
Health Care Equipment and Supplies — 0.3%
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29(1)	7,485,000	7,579,072
Solventum Corp., 5.60%, 3/23/34(1)	9,135,000	8,976,016
		16,555,088
Health Care Providers and Services — 1.7%
Centene Corp., 2.45%, 7/15/28	9,250,000	8,219,732
Centene Corp., 4.625%, 12/15/29	4,011,000	3,796,633
Centene Corp., 3.375%, 2/15/30	6,630,000	5,889,851
CVS Health Corp., 5.70%, 6/1/34	6,651,000	6,635,535
CVS Health Corp., 6.00%, 6/1/44	7,130,000	6,991,673
CVS Health Corp., 5.625%, 2/21/53	2,145,000	1,993,241
Duke University Health System, Inc., 3.92%, 6/1/47	2,697,000	2,181,879
HCA, Inc., 5.45%, 4/1/31	3,680,000	3,678,385
HCA, Inc., 5.60%, 4/1/34	7,898,000	7,853,295
HCA, Inc., 5.90%, 6/1/53	5,660,000	5,516,289
Humana, Inc., 5.75%, 4/15/54	3,872,000	3,734,304
Icon Investments Six DAC, 6.00%, 5/8/34	5,291,000	5,407,377
IQVIA, Inc., 6.25%, 2/1/29	8,075,000	8,305,590
Kaiser Foundation Hospitals, 3.00%, 6/1/51	4,160,000	2,775,371
Select Medical Corp., 6.25%, 8/15/26(1)	6,795,000	6,834,044
Tenet Healthcare Corp., 6.25%, 2/1/27	5,690,000	5,691,161
Tenet Healthcare Corp., 5.125%, 11/1/27	4,701,000	4,604,647

UnitedHealth Group, Inc., 5.05%, 4/15/53	9,600,000	8,898,386
Universal Health Services, Inc., 1.65%, 9/1/26	6,747,000	6,206,690
		105,214,083
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp., 4.00%, 8/1/28(1)	4,890,000	4,595,342
Marriott International, Inc., 3.50%, 10/15/32	3,656,000	3,167,088
Marriott International, Inc., 5.30%, 5/15/34	3,590,000	3,526,130
Starbucks Corp., 2.55%, 11/15/30	8,995,000	7,766,626
		19,055,186
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 5.25%, 3/1/54	5,380,000	5,224,346
Industrial REITs — 0.1%
LXP Industrial Trust, 6.75%, 11/15/28	3,192,000	3,312,304
Insurance — 0.3%
Athene Holding Ltd., 6.25%, 4/1/54	4,433,000	4,439,720
CNO Financial Group, Inc., 6.45%, 6/15/34	4,904,000	4,902,974
MetLife, Inc., 6.40%, 12/15/66	3,575,000	3,623,745
Pine Street Trust III, 6.22%, 5/15/54(1)	7,660,000	7,660,782
		20,627,221
IT Services — 0.1%
Kyndryl Holdings, Inc., 3.15%, 10/15/31	5,690,000	4,767,247
Kyndryl Holdings, Inc., 4.10%, 10/15/41	3,516,000	2,666,453
		7,433,700
Leisure Products — 0.1%
Mattel, Inc., 3.75%, 4/1/29(1)	3,530,000	3,258,171
Machinery — 0.5%
AGCO Corp., 5.80%, 3/21/34	5,164,000	5,146,679
Ingersoll Rand, Inc., 5.70%, 8/14/33	3,792,000	3,878,401
Ingersoll Rand, Inc., 5.45%, 6/15/34	1,646,000	1,660,970
Ingersoll Rand, Inc., 5.70%, 6/15/54	1,104,000	1,112,154
John Deere Capital Corp., 4.90%, 3/7/31	12,920,000	12,861,952
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	3,542,000	3,564,021
		28,224,177
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26	3,200,000	3,231,811
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375%, 4/1/38	7,645,000	6,661,972
Comcast Corp., 3.75%, 4/1/40	5,492,000	4,470,076
Comcast Corp., 2.94%, 11/1/56	7,795,000	4,706,070
Cox Communications, Inc., 3.15%, 8/15/24(1)	1,806,000	1,799,203
Fox Corp., 6.50%, 10/13/33	2,069,000	2,168,202
Fox Corp., 5.48%, 1/25/39	3,349,000	3,195,027
Time Warner Cable LLC, 6.55%, 5/1/37	6,770,000	6,415,582
WPP Finance 2010, 3.75%, 9/19/24	6,065,000	6,031,071
		38,679,014
Metals and Mining — 0.3%
Glencore Funding LLC, 6.50%, 10/6/33(1)	3,090,000	3,220,721
Glencore Funding LLC, 5.63%, 4/4/34(1)	2,545,000	2,507,207
Glencore Funding LLC, 5.89%, 4/4/54(1)	1,660,000	1,597,685
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	3,817,000	2,947,850
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34(1)	7,305,000	7,296,654
		17,570,117
Multi-Utilities — 0.6%
Dominion Energy, Inc., 4.90%, 8/1/41	4,957,000	4,368,790
DTE Energy Co., 4.875%, 6/1/28	3,840,000	3,781,159
DTE Energy Co., 5.85%, 6/1/34	5,147,000	5,224,312

Engie SA, 5.625%, 4/10/34(1)	3,992,000	3,975,619
Engie SA, 5.875%, 4/10/54(1)	2,885,000	2,788,150
Public Service Enterprise Group, Inc., 6.125%, 10/15/33	8,785,000	9,136,262
Sempra, 3.25%, 6/15/27	4,523,000	4,270,865
		33,545,157
Oil, Gas and Consumable Fuels — 1.7%
BP Capital Markets America, Inc., 3.06%, 6/17/41	4,820,000	3,514,256
Cheniere Energy, Inc., 4.625%, 10/15/28	7,390,000	7,177,257
Cheniere Energy, Inc., 5.65%, 4/15/34(1)	2,751,000	2,754,893
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	7,000,000	7,156,740
Diamondback Energy, Inc., 6.25%, 3/15/33	5,980,000	6,257,727
Diamondback Energy, Inc., 5.40%, 4/18/34	5,069,000	5,020,438
Diamondback Energy, Inc., 5.75%, 4/18/54	2,720,000	2,638,722
Energy Transfer LP, 6.55%, 12/1/33	2,956,000	3,134,548
Energy Transfer LP, 5.55%, 5/15/34	7,766,000	7,690,719
Energy Transfer LP, 6.125%, 12/15/45	6,130,000	6,015,145
EQT Corp., 3.625%, 5/15/31(1)	4,180,000	3,690,175
Equinor ASA, 3.25%, 11/18/49	2,481,000	1,737,230
Marathon Oil Corp., 5.70%, 4/1/34	6,050,000	6,162,180
Northern Natural Gas Co., 5.625%, 2/1/54(1)	2,730,000	2,676,160
Occidental Petroleum Corp., 6.625%, 9/1/30	4,965,000	5,210,003
Occidental Petroleum Corp., 6.45%, 9/15/36	2,880,000	3,009,969
Ovintiv, Inc., 6.25%, 7/15/33	2,930,000	3,022,170
Petroleos Mexicanos, 5.95%, 1/28/31	11,200,000	9,032,687
Petroleos Mexicanos, 6.625%, 6/15/35	1,050,000	798,984
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	8,620,000	8,550,012
Shell International Finance BV, 2.375%, 11/7/29	5,500,000	4,854,328
Shell International Finance BV, 4.375%, 5/11/45	3,230,000	2,755,176
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32	2,700,000	2,434,218
		105,293,737
Paper and Forest Products — 0.0%
Suzano Austria GmbH, 3.75%, 1/15/31	1,058,000	922,478
Personal Care Products — 0.1%
Kenvue, Inc., 4.90%, 3/22/33	6,320,000	6,252,670
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., 5.50%, 2/22/44	2,742,000	2,713,405
Bristol-Myers Squibb Co., 5.55%, 2/22/54	7,225,000	7,128,119
Eli Lilly & Co., 5.00%, 2/9/54	3,826,000	3,656,507
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	4,200,000	4,053,904
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	9,975,000	9,675,911
Viatris, Inc., 4.00%, 6/22/50	2,059,000	1,386,675
		28,614,521
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	5,370,000	4,420,773
Retail REITs — 0.1%
Kite Realty Group Trust, 4.75%, 9/15/30	5,065,000	4,840,912
Realty Income Corp., 3.20%, 2/15/31	3,668,000	3,218,148
		8,059,060
Semiconductors and Semiconductor Equipment — 0.1%
KLA Corp., 4.95%, 7/15/52	5,461,000	5,078,334
Software — 0.4%
Microsoft Corp., 2.50%, 9/15/50	5,300,000	3,339,366
Open Text Corp., 6.90%, 12/1/27(1)	14,453,000	15,012,244
Oracle Corp., 3.60%, 4/1/40	8,610,000	6,622,610
		24,974,220

Specialized REITs — 0.3%
EPR Properties, 4.95%, 4/15/28	9,175,000	8,787,188
EPR Properties, 3.75%, 8/15/29	1,930,000	1,721,653
VICI Properties LP, 5.75%, 4/1/34	5,350,000	5,303,397
VICI Properties LP, 6.125%, 4/1/54	2,120,000	2,037,078
		17,849,316
Specialty Retail — 0.5%
AutoZone, Inc., 5.10%, 7/15/29	2,615,000	2,604,732
AutoZone, Inc., 4.00%, 4/15/30	5,360,000	5,042,552
AutoZone, Inc., 6.55%, 11/1/33	3,780,000	4,061,286
Home Depot, Inc., 4.95%, 6/25/34	5,472,000	5,417,071
Home Depot, Inc., 5.30%, 6/25/54	4,368,000	4,267,872
Lowe's Cos., Inc., 5.625%, 4/15/53	5,815,000	5,634,768
O'Reilly Automotive, Inc., 5.75%, 11/20/26	5,915,000	5,971,578
		32,999,859
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.70%, 8/5/51	11,775,000	7,484,638
Apple, Inc., 3.95%, 8/8/52	400,000	325,193
		7,809,831
Textiles, Apparel and Luxury Goods — 0.2%
Tapestry, Inc., 7.35%, 11/27/28	8,675,000	9,005,905
Tapestry, Inc., 7.85%, 11/27/33	3,472,000	3,658,697
		12,664,602
Trading Companies and Distributors — 0.1%
Air Lease Corp., 5.20%, 7/15/31	3,477,000	3,398,992
Aircastle Ltd., 5.95%, 2/15/29(1)	3,700,000	3,700,569
		7,099,561
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.70%, 12/15/33	3,091,000	3,291,417
TOTAL CORPORATE BONDS (Cost $1,525,404,152)		1,490,443,905
U.S. TREASURY SECURITIES — 19.7%
U.S. Treasury Bonds, 5.00%, 5/15/37	5,000,000	5,311,133
U.S. Treasury Bonds, 4.50%, 5/15/38	10,000,000	10,100,391
U.S. Treasury Bonds, 3.50%, 2/15/39	25,000,000	22,502,930
U.S. Treasury Bonds, 4.375%, 11/15/39	5,000,000	4,945,117
U.S. Treasury Bonds, 4.625%, 2/15/40	3,000,000	3,048,750
U.S. Treasury Bonds, 1.125%, 8/15/40	3,000,000	1,827,773
U.S. Treasury Bonds, 1.375%, 11/15/40	4,000,000	2,525,469
U.S. Treasury Bonds, 3.75%, 8/15/41	11,000,000	9,937,383
U.S. Treasury Bonds, 2.375%, 2/15/42	30,000,000	21,848,437
U.S. Treasury Bonds, 3.00%, 5/15/42	19,500,000	15,659,414
U.S. Treasury Bonds, 3.25%, 5/15/42	11,500,000	9,566,338
U.S. Treasury Bonds, 3.375%, 8/15/42	18,500,000	15,631,055
U.S. Treasury Bonds, 4.00%, 11/15/42	9,000,000	8,296,523
U.S. Treasury Bonds, 3.875%, 5/15/43	14,500,000	13,087,100
U.S. Treasury Bonds, 4.375%, 8/15/43	40,000,000	38,621,875
U.S. Treasury Bonds, 4.75%, 11/15/43	80,000,000	81,087,500
U.S. Treasury Bonds, 4.50%, 2/15/44	55,000,000	53,968,750
U.S. Treasury Bonds, 4.625%, 5/15/44	10,000,000	9,982,813
U.S. Treasury Bonds, 3.125%, 8/15/44	1,000,000	799,492
U.S. Treasury Bonds, 2.50%, 2/15/45	7,600,000	5,423,609
U.S. Treasury Bonds, 3.00%, 5/15/45	10,000,000	7,775,781
U.S. Treasury Bonds, 2.50%, 2/15/46	8,000,000	5,639,375
U.S. Treasury Bonds, 2.75%, 8/15/47	5,000,000	3,643,359

U.S. Treasury Bonds, 2.75%, 11/15/47	5,000,000	3,636,719
U.S. Treasury Bonds, 3.00%, 8/15/48	2,100,000	1,593,785
U.S. Treasury Bonds, 2.25%, 8/15/49	14,000,000	9,051,328
U.S. Treasury Bonds, 2.00%, 2/15/50	5,000,000	3,037,695
U.S. Treasury Bonds, 4.125%, 8/15/53	23,500,000	21,888,965
U.S. Treasury Bonds, 4.625%, 5/15/54	15,000,000	15,209,766
U.S. Treasury Notes, 4.50%, 11/30/24(2)	6,000,000	5,980,142
U.S. Treasury Notes, 5.00%, 10/31/25	40,000,000	40,008,594
U.S. Treasury Notes, 4.875%, 11/30/25	10,000,000	9,990,039
U.S. Treasury Notes, 4.625%, 6/30/26(3)	15,000,000	14,973,340
U.S. Treasury Notes, 4.625%, 11/15/26	40,000,000	39,987,500
U.S. Treasury Notes, 4.125%, 2/15/27	15,000,000	14,829,492
U.S. Treasury Notes, 4.25%, 3/15/27	45,000,000	44,644,922
U.S. Treasury Notes, 4.50%, 5/15/27	125,000,000	124,848,632
U.S. Treasury Notes, 4.625%, 6/15/27	100,000,000	100,292,969
U.S. Treasury Notes, 3.25%, 6/30/27	5,000,000	4,825,098
U.S. Treasury Notes, 0.50%, 8/31/27	3,000,000	2,649,375
U.S. Treasury Notes, 1.25%, 9/30/28	2,000,000	1,757,813
U.S. Treasury Notes, 4.25%, 2/28/29	25,000,000	24,892,090
U.S. Treasury Notes, 4.625%, 4/30/29	60,000,000	60,698,437
U.S. Treasury Notes, 4.50%, 5/31/29	5,000,000	5,034,766
U.S. Treasury Notes, 4.00%, 10/31/29	15,000,000	14,749,219
U.S. Treasury Notes, 3.875%, 11/30/29	37,000,000	36,147,265
U.S. Treasury Notes, 3.875%, 12/31/29	5,000,000	4,882,422
U.S. Treasury Notes, 4.875%, 10/31/30	78,000,000	80,218,125
U.S. Treasury Notes, 4.375%, 11/30/30	40,000,000	40,040,625
U.S. Treasury Notes, 3.75%, 12/31/30	44,000,000	42,513,281
U.S. Treasury Notes, 4.00%, 1/31/31	15,000,000	14,701,172
U.S. Treasury Notes, 4.625%, 4/30/31	35,000,000	35,571,484
U.S. Treasury Notes, 4.625%, 5/31/31	30,000,000	30,492,187
TOTAL U.S. TREASURY SECURITIES (Cost $1,232,032,175)		1,200,377,614
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
Private Sponsor Collateralized Mortgage Obligations — 5.5%
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)	10,533,895	10,605,444
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(1)	20,923,383	21,005,451
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(1)	18,500,000	16,731,851
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)	8,225,284	8,212,992
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(1)	16,200,000	16,144,647
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	11,611	10,909
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(1)	1,181,271	1,104,304
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(1)	2,883,277	2,504,292
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(1)	4,022,306	3,320,443
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 8.04%, (30-day average SOFR plus 2.70%), 10/25/33(1)	2,327,328	2,330,736
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	13,050,000	13,480,814
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	13,424,877	12,297,560
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	2,216,915	1,870,160
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(1)	11,754,879	11,724,016
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.19%, (30-day average SOFR plus 2.85%), 10/25/34(1)	2,690,933	2,706,455
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(1)	2,026,643	1,756,139
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	22,200,000	22,039,405
JP Morgan Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.92%, 6/25/54(1)	13,981,042	13,937,554
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(1)	10,090,238	8,667,812
MFA Trust, Series 2021-NQM1, Class A1, VRN, 1.15%, 4/25/65(1)	1,562,365	1,436,900
MFA Trust, Series 2021-NQM1, Class A3, VRN, 1.64%, 4/25/65(1)	3,599,035	3,316,848

MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	15,069,334	15,197,772
OBX Trust, Series 2024-HYB1, Class A1, SEQ, VRN, 3.56%, 3/25/53(1)	4,346,640	4,218,440
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.60%, 4/25/53(1)	7,424,828	7,133,563
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	7,280,189	7,315,912
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(1)	12,640,000	12,572,108
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(1)	8,822,926	8,821,303
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	18,915,860	19,105,223
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	17,257,130	17,378,821
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(1)	18,258,374	18,250,594
Sequoia Mortgage Trust, Series 2024-6, Class A11, VRN, 6.00%, 7/27/54(1)	22,665,000	22,546,997
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	931,251	803,405
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.37%, 3/25/64(1)	22,213,329	22,134,652
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(1)	2,122,674	1,892,722
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	2,504,617	2,233,950
		334,810,194
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.34%, (30-day average SOFR plus 2.00%), 6/25/43(1)	3,438,779	3,470,016
FHLMC, Series 3397, Class GF, VRN, 5.95%, (30-day average SOFR plus 0.61%), 12/15/37	755,760	752,423
FNMA, Series 2017-C03, Class 1M2C, VRN, 8.45%, (30-day average SOFR plus 3.11%), 10/25/29	1,790,000	1,843,792
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	142,441,312	18,124,817
GNMA, Series 2007-5, Class FA, VRN, 5.59%, (1-month SOFR plus 0.25%), 2/20/37	627,442	627,182
		24,818,230
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $362,023,520)		359,628,424
COLLATERALIZED LOAN OBLIGATIONS — 4.6%
ACREC LLC, Series 2023-FL2, Class A, VRN, 7.56%, (1-month SOFR plus 2.23%), 2/19/38(1)	8,614,622	8,648,422
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.41%, (1-month SOFR plus 1.08%), 12/15/35(1)	3,648,880	3,620,952
ARES XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 7.39%, (3-month SOFR plus 2.06%), 1/15/29(1)	8,900,000	8,920,593
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.73%, (3-month SOFR plus 2.40%), 7/15/31(1)	5,656,240	5,673,166
BDS Ltd., Series 2021-FL8, Class A, VRN, 6.37%, (1-month SOFR plus 1.03%), 1/18/36(1)	3,462,343	3,459,891
Buttermilk Park CLO Ltd., Series 2018-1A, Class A1R, VRN, 6.41%, (3-month SOFR plus 1.08%), 10/15/31(1)	14,729,000	14,739,307
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.34%, (1-month SOFR plus 1.01%), 2/15/38(1)	4,835,241	4,651,613
BXMT Ltd., Series 2020-FL2, Class C, VRN, 7.09%, (1-month SOFR plus 1.76%), 2/15/38(1)	11,971,000	10,779,899
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 7.19%, (3-month SOFR plus 1.86%), 7/15/30(1)	5,725,000	5,739,133
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.78%, (3-month SOFR plus 2.46%), 8/14/30(1)	8,150,000	8,161,344
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.09%, (3-month SOFR plus 1.76%), 4/15/32(1)	2,477,725	2,480,139
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.73%, (3-month SOFR plus 2.40%), 1/20/33(1)	9,631,484	9,647,070
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, VRN, 6.47%, (3-month SOFR plus 1.15%), 8/15/31(1)	15,011,611	15,018,160
Elmwood CLO IV Ltd., Series 2020-1A, Class AR, VRN, 6.78%, (3-month SOFR plus 1.46%), 4/18/37(1)	19,275,000	19,379,972
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.92%, (1-month SOFR plus 2.58%), 8/17/37(1)	9,545,000	9,603,626
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 7.19%, (3-month SOFR plus 1.86%), 7/18/30(1)	9,725,000	9,740,307
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 6.74%, (3-month SOFR plus 1.41%), 7/20/31(1)	7,379,228	7,381,939
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 6.45%, (3-month SOFR plus 1.12%), 10/20/29(1)	18,975,000	18,990,679
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.90%, (1-month SOFR plus 1.56%), 10/16/36(1)	17,817,000	17,485,593
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.29%, (3-month SOFR plus 1.96%), 1/16/31(1)	9,200,000	9,250,936
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 7.09%, (3-month SOFR plus 1.76%), 7/19/30(1)	13,675,000	13,703,080
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A1, VRN, 6.42%, (3-month SOFR plus 1.08%), 8/8/32(1)	19,000,000	18,998,780
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, VRN, 7.68%, (1-month SOFR plus 2.34%), 5/25/38(1)	7,038,227	7,058,272
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 7.23%, (3-month SOFR plus 1.91%), 8/15/30(1)	16,550,000	16,623,121
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.09%, (1-month SOFR plus 2.75%), 5/19/38(1)	9,005,500	9,045,830
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 7.24%, (3-month SOFR plus 1.91%), 4/25/31(1)	12,125,000	12,134,370
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 7.16%, (3-month SOFR plus 1.83%), 10/18/30(1)	9,275,000	9,289,522

Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.57%, (3-month SOFR plus 1.24%), 7/20/30(1)	1,582,422	1,583,101
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $282,334,283)		281,808,817
ASSET-BACKED SECURITIES — 4.3%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	10,582,000	9,645,868
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)	10,518,128	9,425,671
Capital Automotive REIT, Series 2024-2A, Class A1, SEQ, 4.90%, 5/15/54(1)	13,504,833	13,165,246
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	4,040,741	3,778,801
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)	1,657,765	1,560,715
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	11,800,000	10,956,329
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)	29,196,296	26,803,184
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)	14,588,866	13,653,104
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(1)	12,200,000	12,169,812
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	18,500,000	17,039,808
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	6,654,379	6,060,636
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(1)	7,819,471	6,519,320
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)	3,516,600	2,899,544
Hotwire Funding LLC, Series 2024-1A, Class A2, SEQ, 5.89%, 6/20/54(1)	10,375,000	10,528,048
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)	7,120,310	6,420,567
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(1)	12,254,885	11,035,975
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	25,412,000	21,952,520
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(1)(3)	11,950,000	11,949,863
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	14,480,440	14,504,069
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(1)	5,425,000	5,424,961
SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.82%, 9/20/32(1)	3,150,000	3,148,870
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(1)	1,892,363	1,802,728
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)	20,737,000	20,973,228
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	9,075,000	8,733,786
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(1)	13,239,024	13,296,108
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	1,451,035	1,440,089
TOTAL ASSET-BACKED SECURITIES (Cost $277,430,839)		264,888,850
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/29(1)	8,788,000	8,839,998
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	22,036,000	22,366,943
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	11,969,000	12,378,842
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57(3)	5,852,000	6,021,783
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(1)	8,839,868	7,705,484
BX Trust, Series 2018-GW, Class A, VRN, 6.43%, (1-month SOFR plus 1.10%), 5/15/35(1)	9,307,000	9,269,071
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(1)	18,507,000	17,931,360
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 6.14%, 6/10/37(1)	9,714,000	9,728,892
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(1)	13,305,000	13,717,269
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $109,468,148)		107,959,642
PREFERRED STOCKS — 1.4%
Banks — 1.0%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	9,200,000	9,156,889
Barclays PLC, 6.125%	9,300,000	9,125,552
Commerzbank AG, 7.00%	6,000,000	5,962,672
Danske Bank AS, 7.00%	6,000,000	6,000,000
Intesa Sanpaolo SpA, 7.70%(1)	6,000,000	5,999,535
Lloyds Banking Group PLC, 7.50%	7,000,000	7,014,970
NatWest Group PLC, 6.00%	7,000,000	6,865,158
Societe Generale SA, 8.00%(1)	6,000,000	5,996,821
Societe Generale SA, 8.50%(1)	6,000,000	5,698,591
		61,820,188

Capital Markets — 0.2%
Deutsche Bank AG, 7.50%	6,000,000	5,919,571
UBS Group AG, 6.875%	5,795,000	5,758,071
		11,677,642
Electric Utilities — 0.1%
Duke Energy Corp., 4.875%	6,190,000	6,151,923
Multi-Utilities — 0.1%
Sempra, 4.875%	7,316,000	7,193,938
TOTAL PREFERRED STOCKS (Cost $86,816,444)		86,843,691
MUNICIPAL SECURITIES — 0.8%
California State University Rev., 2.98%, 11/1/51	4,000,000	2,722,527
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	6,048,000	5,047,417
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	10,765,000	8,998,008
Houston GO, 3.96%, 3/1/47	2,500,000	2,133,695
Los Angeles Community College District GO, 6.75%, 8/1/49	2,400,000	2,767,798
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,375,000	1,482,946
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	5,000,000	3,811,339
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	100,667
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,109,497
New York City GO, 5.97%, 3/1/36	500,000	518,729
New York City GO, 6.27%, 12/1/37	335,000	358,010
New York State Dormitory Authority Rev., Series F, 3.19%, 2/15/43(4)	500,000	384,942
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	5,645,000	4,288,628
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,300,000	2,200,930
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	4,120,000	2,755,170
State of California GO, 4.60%, 4/1/38	3,035,000	2,864,278
State of California GO, 7.60%, 11/1/40	455,000	545,848
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	3,865,000	3,876,517
University of California Rev., 3.07%, 5/15/51	3,480,000	2,383,628
TOTAL MUNICIPAL SECURITIES (Cost $59,493,372)		48,350,574
U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
FHLMC, 6.25%, 7/15/32	1,000,000	1,119,832
FNMA, 0.75%, 10/8/27	29,724,000	26,314,981
FNMA, 0.875%, 8/5/30	4,300,000	3,485,612
FNMA, 6.625%, 11/15/30	10,000,000	11,182,769
Tennessee Valley Authority, 1.50%, 9/15/31	5,000,000	4,072,452
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $51,116,948)		46,175,646
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Chile — 0.1%
Chile Government International Bonds, 5.33%, 1/5/54	4,940,000	4,668,076
Panama — 0.0%
Panama Government International Bonds, 4.50%, 4/1/56	6,000,000	3,898,049
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,070,039)		8,566,125
SHORT-TERM INVESTMENTS(5) — 2.6%
Certificates of Deposit — 0.7%
Credit Agricole Corporate & Investment Bank SA, 5.30%, 7/1/24(1)	40,000,000	40,000,000
Commercial Paper(6) — 1.9%
Barton Capital SA, 5.46%, 7/1/24(1)	10,822,000	10,817,194
Landesbank Baden-Wuerttemberg, 5.46%, 7/1/24(1)	78,355,000	78,320,181
Liberty Street Funding LLC, 5.46%, 7/1/24(1)	30,000,000	29,986,677
		119,124,052

Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	803,031	803,031
TOTAL SHORT-TERM INVESTMENTS (Cost $159,980,031)		159,927,083
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $6,325,652,978)		6,138,845,170
OTHER ASSETS AND LIABILITIES — (0.5)%		(32,313,243)
TOTAL NET ASSETS — 100.0%		$6,106,531,927

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,718	September 2024	$350,847,812	$124,236
U.S. Treasury 5-Year Notes	3,328	September 2024	354,692,000	911,784
U.S. Treasury 10-Year Notes	614	September 2024	67,530,406	291,912
U.S. Treasury 10-Year Ultra Notes	292	September 2024	33,151,125	(209,163)
U.S. Treasury Long Bonds	661	September 2024	78,204,563	956,146
U.S. Treasury Ultra Bonds	837	September 2024	104,912,719	2,301,263
			$989,338,625	$4,376,178
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29	$88,970,000	$5,094,666	$594,746	$5,689,412
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,411,428,367, which represented 23.1% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,169,117.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Category includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $35,566.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$2,083,874,799	—
Corporate Bonds	—	1,490,443,905	—
U.S. Treasury Securities	—	1,200,377,614	—
Collateralized Mortgage Obligations	—	359,628,424	—
Collateralized Loan Obligations	—	281,808,817	—
Asset-Backed Securities	—	264,888,850	—
Commercial Mortgage-Backed Securities	—	107,959,642	—
Preferred Stocks	—	86,843,691	—
Municipal Securities	—	48,350,574	—
U.S. Government Agency Securities	—	46,175,646	—
Sovereign Governments and Agencies	—	8,566,125	—
Short-Term Investments	$803,031	159,124,052	—
	$803,031	$6,138,042,139	—
Other Financial Instruments
Futures Contracts	$4,585,341	—	—
Swap Agreements	—	$5,689,412	—
	$4,585,341	$5,689,412	—
Liabilities
Other Financial Instruments
Futures Contracts	$209,163	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.